Description of Business	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
Description of Business
Velti plc, (Velti or Company), is a leading global provider of mobile marketing and advertising technology that enable brands, advertising agencies, mobile operators and media companies to implement highly targeted, interactive and measurable campaigns by communicating with and engaging consumers via their mobile devices. Our platform allows our customers to use mobile and traditional media, to target, reach and engage consumers, through mobile web and mobile applications; convert consumers into their customers; and to continue to actively manage the relationship through the mobile channel.